Portfolio of Investments

December 31, 2020

Trend Aggregation U.S. ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	3.3
Consumer Discretionary	3.9
Consumer Staples	1.1
Financials	6.7
Health Care	4.9
Industrials	8.2
Information Technology	20.9
Materials	1.1
Real Estate	5.0
Exchange-Traded Funds	44.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Communication Services — 3.0%
134	Alphabet, Inc.(a)	234,752
354	Charter Communications, Inc., Class A(a)	234,189
7,946	Discovery, Inc., Class A(a)	239,095
9,088	Discovery, Inc., Class C(a)	238,015
852	Facebook, Inc., Class A(a)	232,732
1,252	Sea, Ltd. , ADR(a)	249,211
		1,427,994
Consumer Discretionary — 3.5%
998	Alibaba Group Holding, Ltd., ADR(a)	232,265
71	Amazon.com, Inc.(a)	231,242
26,749	Ford Motor Co.	235,124
5,675	General Motors Co.	236,307
2,185	Hilton Worldwide Holdings, Inc.	243,103
1,419	Pinduoduo, Inc. , ADR(a)	252,113
1,796	Tiffany & Co.	236,084
		1,666,238
Consumer Staples — 1.0%
5,763	Philip Morris International, Inc.	477,119
Financials — 6.1%
1,247	Ameriprise Financial, Inc.	242,330
2,638	CME Group, Inc.	480,247
1,949	Erie Indemnity Co.	478,674
13,870	Invesco, Ltd.	241,754
5,127	MetLife, Inc.	240,713
840	Moody's Corp.	243,802
4,875	Principal Financial Group, Inc.	241,849
3,090	Prudential Financial, Inc.	241,236
14,979	Regions Financial Corp.	241,461
10,632	Unum Group	243,898
		2,895,964
Health Care — 4.5%
2,079	Amgen, Inc.	478,004
4,409	Cardinal Health, Inc.	236,146
2,033	DaVita, Inc.(a)	238,674
207	Mettler-Toledo International, Inc.(a)	235,914
12,735	Pfizer, Inc.	468,775
9,777	Sanofi, ADR	475,064
		2,132,577

Portfolio of Investments

December 31, 2020

Trend Aggregation U.S. ETF

(Unaudited)

Shares		Fair Value ($)
Common Stocks (continued)
Industrials — 7.5%
8,624	A.O. Smith Corp.	472,768
3,976	AMETEK, Inc.	480,857
2,716	Cintas Corp.	959,997
3,502	Landstar System, Inc.	471,579
7,578	Robert Half International, Inc.	473,473
2,794	Snap-on, Inc.	478,165
4,513	Uber Technologies, Inc.(a)	230,163
		3,567,002
Information Technology — 19.0%
7,346	Amphenol Corp.	960,636
1,749	Apple, Inc.	232,075
10,570	Cisco Systems, Inc.	473,008
680	Mastercard, Inc.	242,719
3,491	Microchip Technology, Inc.	482,142
1,052	Microsoft Corp.	233,986
2,826	Motorola Solutions, Inc.	480,589
911	NVIDIA Corp.	475,724
901	Okta, Inc.(a)	229,088
5,066	Paychex, Inc.	472,051
1,021	PayPal Holdings, Inc.(a)	239,118
1,060	Salesforce.com, Inc.(a)	235,882
11,649	Seagate Technology PLC	724,101
432	ServiceNow, Inc.(a)	237,786
201	Shopify, Inc., Class A(a)	227,522
1,074	Square, Inc., Class A(a)	233,745
4,390	Texas Instruments, Inc.	720,532
673	Twilio, Inc.(a)	227,811
1,098	Tyler Technologies, Inc.(a)	479,298
2,188	VeriSign, Inc.(a)	473,484
1,100	Visa, Inc.	240,603
10,298	Xerox Holdings Corp.	238,811
3,372	Xilinx, Inc.	478,048
		9,038,759
Materials — 1.0%
3,099	Avery Dennison Corp.	480,686
Real Estate — 4.5%
3,001	AvalonBay Communities, Inc.	481,451
7,597	CBRE Group, Inc., Class A(a)	476,484
8,085	Equity Residential	479,279
2,009	Essex Property Trust, Inc.	476,977
2,832	Simon Property Group, Inc.	241,513
		2,155,704
Total Common Stocks (Cost $23,372,991)		23,842,043

Exchange-Traded Funds — 40.9%
37,170	Cambria Tail Risk ETF	764,959
6,004	iShares 20+ Year Treasury Bond ETF	947,011
14,200	iShares 3-7 Year Treasury Bond ETF	1,888,316
15,756	iShares 7-10 Year Treasury Bond ETF	1,889,932
8,835	iShares Core S&P Small-Cap ETF	811,937
21,956	iShares MSCI USA Min Vol Factor ETF	1,490,373
14,312	iShares MSCI USA Value Factor ETF	1,243,856
6,360	iShares S&P 500 Value ETF	814,207
82,409	John Hancock Multifactor Emerging Markets ETF	2,406,344
80,906	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	2,194,235
48,928	ProShares VIX Short-Term Futures ETF	672,271
3,370	SPDR Dow Jones Industrial Average ETF Trust	1,030,512
8,759	SPDR S&P 500 ETF Trust	3,274,814
		19,428,767

Portfolio of Investments

December 31, 2020

Trend Aggregation U.S. ETF

(Unaudited)

Shares	Fair Value ($)
Exchange-Traded Funds — 40.9% (continued)
Total Exchange-Traded Funds (Cost $19,169,976)	19,428,767

Total Investments — 91.0%
(Cost $42,542,967)	43,270,810
Other Assets in Excess of Liabilities — 9.0%	4,285,954
Net Assets — 100.0%	$47,556,764

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
PLC — Public Liability Company
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

(a) Non-income producing security

Portfolio of Investments

December 31, 2020

Trend Aggregation ESG ETF

 (Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	10.0
Consumer Discretionary	9.4
Consumer Staples	3.1
Energy	3.1
Financials	5.5
Health Care	9.2
Industrials	14.1
Information Technology	18.8
Materials	3.1
Real Estate	0.8
Utilities	0.8
Exchange-Traded Funds	22.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Communication Services — 9.0%
136	Alphabet, Inc.(a)	238,256
68	Alphabet, Inc., Class A(a)	119,180
4,202	AT&T, Inc.	120,850
2,326	Comcast Corp.	121,883
1,933	Omnicom Group, Inc.	120,561
1,756	Pinterest, Inc.(a)	115,720
7,023	Snap, Inc.(a)	351,641
6,118	Verizon Communications, Inc.	359,432
		1,547,523
Consumer Discretionary — 8.4%
108	Amazon.com, Inc.(a)	351,748
5,597	Carnival Corp.	121,231
13,599	Ford Motor Co.	119,535
5,770	General Motors Co.	240,263
1,111	Hilton Worldwide Holdings, Inc.	123,610
929	Marriott International, Inc.	122,554
3,350	Royal Caribbean Cruises, Ltd.	250,211
1,135	Starbucks Corp.	121,422
		1,450,574
Consumer Staples — 2.8%
3,272	Brown-Forman Corp.	240,394
1,662	Walmart, Inc.	239,577
		479,971
Energy — 2.8%
11,560	Baker Hughes Co.	241,026
6,957	Occidental Petroleum Corp.	120,426
3,145	ONEOK, Inc.	120,705
		482,157
Financials — 5.0%
1,268	Ameriprise Financial, Inc.	246,411
169	BlackRock, Inc.	121,940
3,938	Citigroup, Inc.	242,817
2,607	MetLife, Inc.	122,399
7,615	Regions Financial Corp.	122,754
		856,321
Health Care — 8.2%
1,145	AbbVie, Inc.	122,687

Portfolio of Investments

December 31, 2020

Trend Aggregation ESG ETF

 (Unaudited)

Shares		Fair Value ($)
Common Stocks (continued)
Health Care — 8.2% (continued)
1,023	Agilent Technologies, Inc.	121,215
381	Anthem, Inc.	122,335
482	Becton Dickinson & Co.	120,606
587	Cigna Corp.	122,202
1,766	CVS Health Corp.	120,618
538	Danaher Corp.	119,511
3,145	Moderna, Inc.(a)	328,558
6,475	Pfizer, Inc.	238,345
		1,416,077
Industrials — 12.7%
1,663	Boeing Co. (The)	355,982
690	Cintas Corp.	243,888
452	Deere & Co.	121,611
2,996	Delta Air Lines, Inc.	120,469
458	FedEx Corp.	118,906
11,358	General Electric Co.	122,666
614	IDEX Corp.	122,309
2,725	IHS Markit, Ltd.	244,787
2,435	Lyft, Inc.(a)	119,632
2,316	Pentair PLC	122,956
2,294	Uber Technologies, Inc.(a)	116,994
583	Verisk Analytics, Inc.	121,025
1,026	Waste Management, Inc.	120,996
1,205	Xylem, Inc.	122,656
		2,174,877
Information Technology — 17.0%
2,647	Advanced Micro Devices, Inc.(a)	242,756
1,867	Amphenol Corp.	244,147
1,423	Applied Materials, Inc.	122,805
895	Cadence Design Systems, Inc.(a)	122,105
346	Mastercard, Inc.	123,501
1,774	Microchip Technology, Inc.	245,007
1,708	Micron Technology, Inc.(a)	128,407
535	Microsoft Corp.	118,995
926	NVIDIA Corp.	483,557
807	QUALCOMM, Inc.	122,938
3,948	Seagate Technology PLC	245,408
744	Texas Instruments, Inc.	122,113
1,823	Trimble, Inc.(a)	121,722
1,714	Xilinx, Inc.	242,994
678	Zoom Video Communications, Inc.(a)	228,703
		2,915,158
Materials — 2.8%
559	Ecolab, Inc.	120,945
4,848	Freeport-McMoRan, Inc.	126,145
2,160	International Flavors & Fragrances, Inc.	235,095
		482,185
Real Estate — 0.7%
1,931	CBRE Group, Inc., Class A(a)	121,112
Utilities — 0.7%
795	American Water Works Co., Inc.	122,009
Total Common Stocks (Cost $11,880,942)		12,047,964

Exchange-Traded Funds — 20.0%
13,498	Cambria Tail Risk ETF	277,789
2,180	iShares 20+ Year Treasury Bond ETF	343,851
5,157	iShares 3-7 Year Treasury Bond ETF	685,778
5,721	iShares 7-10 Year Treasury Bond ETF	686,234
13,816	iShares Trust iShares ESG Aware MSCI USA ETF	1,188,591

Portfolio of Investments

December 31, 2020

Trend Aggregation ESG ETF

 (Unaudited)

Shares		Fair Value ($)
Exchange-Traded Funds — 20.0% (continued)
17,768	ProShares VIX Short-Term Futures ETF	244,132
		3,426,375
Total Exchange-Traded Funds (Cost $3,393,453)		3,426,375

Total Investments — 90.1%
(Cost $15,274,395)		15,474,339
Other Assets in Excess of Liabilities — 9.9%		1,696,092
Net Assets — 100.0%		$17,170,431

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
PLC — Public Liability Company

(a) Non-income producing security

Portfolio of Investments

December 31, 2020

Trend Aggregation Dividend Stock ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	1.8
Consumer Discretionary	5.5
Consumer Staples	3.2
Energy	1.8
Financials	6.9
Health Care	3.2
Industrials	8.7
Information Technology	17.5
Materials	1.9
Real Estate	4.6
Exchange-Traded Funds	44.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Communication Services — 1.7%
45,446	Sirius XM Holdings, Inc.	289,491
4,953	Verizon Communications, Inc.	290,989
		580,480
Consumer Discretionary — 5.0%
2,863	eBay, Inc.	143,866
2,258	Marriott International, Inc.	297,875
1,369	McDonald's Corp.	293,760
400	Pool Corp.	149,000
4,068	Royal Caribbean Cruises, Ltd.	303,839
2,757	Starbucks Corp.	294,944
1,018	Tractor Supply Co.	143,110
1,051	Wingstop, Inc.	139,310
		1,765,704
Consumer Staples — 2.9%
2,171	Kimberly-Clark Corp.	292,716
3,558	Philip Morris International, Inc.	294,567
2,018	Walmart, Inc.	290,895
551	WD-40 Co.	146,390
		1,024,568
Energy — 1.7%
20,587	Apache Corp.	292,130
5,120	Concho Resources, Inc.	298,752
		590,882
Financials — 6.3%
2,442	CME Group, Inc.	444,567
3,007	Erie Indemnity Co.	738,519
1,880	Hamilton Lane, Inc.	146,734
257	MarketAxess Holdings, Inc.	146,634
906	S&P Global, Inc.	297,829
12,229	SLM Corp.	151,517
4,718	Tradeweb Markets, Inc.	294,639
		2,220,439
Health Care — 2.9%
642	Amgen, Inc.	147,609
5,837	AstraZeneca PLC, ADR	291,792
5,684	DENTSPLY SIRONA, Inc.	297,614
7,862	Pfizer, Inc.	289,400

Portfolio of Investments

December 31, 2020

Trend Aggregation Dividend Stock ETF

(Unaudited)

Shares		Fair Value ($)
Common Stocks (continued)
Health Care — 2.9% (continued)
		1,026,415
Industrials — 7.9%
5,324	A.O. Smith Corp.	291,862
650	AMERCO	295,074
36,734	American Airlines Group, Inc.	579,295
2,455	AMETEK, Inc.	296,908
1,347	Boeing Co. (The)	288,339
1,453	Illinois Tool Works, Inc.	296,237
1,081	Landstar System, Inc.	145,567
4,678	Robert Half International, Inc.	292,281
1,725	Snap-on, Inc.	295,217
		2,780,780
Information Technology — 15.9%
2,268	Amphenol Corp.	296,586
3,456	Applied Materials, Inc.	298,253
1,125	CDW Corp.	148,264
3,262	Cisco Systems, Inc.	145,975
1,145	KLA Corp.	296,452
615	Lam Research Corp.	290,446
1,512	Logitech International SA	146,951
2,155	Microchip Technology, Inc.	297,627
1,745	Motorola Solutions, Inc.	296,754
1,405	NVIDIA Corp.	733,691
1,868	NXP Semiconductors NV	297,031
4,690	Paychex, Inc.	437,014
1,961	QUALCOMM, Inc.	298,739
2,397	Seagate Technology PLC	148,998
903	Texas Instruments, Inc.	148,209
1,267	Universal Display Corp.	291,157
7,287	Xilinx, Inc.	1,033,077
		5,605,224
Materials — 1.7%
1,913	Avery Dennison Corp.	296,725
13,436	Mosaic Co. (The)	309,162
		605,887
Real Estate — 4.2%
1,321	American Tower Corp.	296,512
1,853	AvalonBay Communities, Inc.	297,276
13,010	CareTrust REIT, Inc.	288,562
4,991	Equity Residential	295,866
1,240	Essex Property Trust, Inc.	294,401
		1,472,617
Total Common Stocks (Cost $17,623,977)		17,672,996

Exchange-Traded Funds — 40.8%
27,537	Cambria Tail Risk ETF	566,711
4,448	iShares 20+ Year Treasury Bond ETF	701,583
10,520	iShares 3-7 Year Treasury Bond ETF	1,398,950
11,672	iShares 7-10 Year Treasury Bond ETF	1,400,056
6,545	iShares Core S&P Small-Cap ETF	601,486
16,266	iShares MSCI USA Min Vol Factor ETF	1,104,136
10,603	iShares MSCI USA Value Factor ETF	921,507
4,712	iShares S&P 500 Value ETF	603,230
61,052	John Hancock Multifactor Emerging Markets ETF	1,782,719
59,937	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	1,625,539
36,247	ProShares VIX Short-Term Futures ETF	498,034
2,497	SPDR Dow Jones Industrial Average ETF Trust	763,558
6,489	SPDR S&P 500 ETF Trust	2,426,107

Portfolio of Investments

December 31, 2020

Trend Aggregation Dividend Stock ETF

(Unaudited)

Shares	Fair Value ($)
Exchange-Traded Funds — 40.8% (continued)
14,393,616
Total Exchange-Traded Funds (Cost $14,198,041)	14,393,616

Total Investments — 91.0%
(Cost $31,822,018)	32,066,612
Other Assets in Excess of Liabilities — 9.0%	3,169,260
Net Assets — 100.0%	$35,235,872

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
NV — Naamloze Vennootschap (Dutch Stock Company)
PLC — Public Liability Company
REIT —	Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Portfolio of Investments

December 31, 2020

Trend Aggregation Growth ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	6.4
Consumer Discretionary	7.2
Energy	1.1
Financials	10.6
Health Care	5.4
Industrials	7.7
Information Technology	14.3
Real Estate	2.2
Exchange-Traded Funds	45.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Communication Services — 5.9%
40	Alphabet, Inc.(a)	70,075
20	Alphabet, Inc., Class A(a)	35,053
55	Charter Communications, Inc., Class A(a)	36,385
264	Facebook, Inc., Class A(a)	72,115
934	Liberty Media Corp-Liberty Formula One(a)	35,483
198	Madison Square Garden Sports Corp.(a)	36,451
11,430	Sirius XM Holdings, Inc.	72,809
673	Twitter, Inc.(a)	36,443
268	Zillow Group, Inc., Class A(a)	36,432
		431,246
Consumer Discretionary — 6.5%
11	Amazon.com, Inc.(a)	35,826
16	Booking Holdings, Inc.(a)	35,636
1,194	Crocs, Inc.(a)	74,816
761	DraftKings, Inc.(a)	35,432
1,440	eBay, Inc.	72,360
279	Expedia Group, Inc.	36,940
583	Farfetch, Ltd.(a)	37,201
2,689	Niu Technologies, ADR(a)	75,426
2,287	Trip.com Group, Ltd., ADR(a)	77,141
		480,778
Energy — 1.0%
1,225	Cheniere Energy, Inc.(a)	73,537
Financials — 9.6%
1,053	Ally Financial, Inc.	37,550
193	Ameriprise Financial, Inc.	37,506
875	Athene Holding, Ltd.(a)	37,748
51	BlackRock, Inc.	36,799
1,084	Eaton Vance Corp.	73,636
1,473	Equitable Holdings, Inc.	37,694
302	Erie Indemnity Co.	74,172
588	Goosehead Insurance, Inc.	73,359
595	Interactive Brokers Group, Inc.	36,247
796	MetLife, Inc.	37,372
2,995	MGIC Investment Corp.	37,587
757	Principal Financial Group, Inc.	37,555
479	Prudential Financial, Inc.	37,396
317	Reinsurance Group of America, Inc.	36,740
3,075	SLM Corp.	38,099
1,650	Unum Group	37,851

Portfolio of Investments

December 31, 2020

Trend Aggregation Growth ETF

(Unaudited)

Shares		Fair Value ($)
Common Stocks (continued)
Financials — 9.6% (continued)
		707,311
Health Care — 4.9%
699	AbbVie, Inc.	74,898
889	Encompass Health Corp.	73,511
1,289	Gilead Sciences, Inc.	75,097
531	Medpace Holdings, Inc.(a)	73,915
640	Moderna, Inc.(a)	66,861
		364,282
Industrials — 7.0%
845	Air Lease Corp.	37,535
105	Canadian Pacific Railway, Ltd.	36,402
210	Cintas Corp.	74,227
3,765	GrafTech International, Ltd.	40,135
577	Middleby Corp. (The)(a)	74,386
865	MSC Industrial Direct Co., Inc.	72,997
1,176	Robert Half International, Inc.	73,476
433	Snap-on, Inc.	74,104
1,021	Upwork, Inc.(a)	35,245
		518,507
Information Technology — 13.0%
808	Advanced Micro Devices, Inc.(a)	74,102
570	Amphenol Corp.	74,539
869	Applied Materials, Inc.	74,995
565	CDW Corp.	74,461
874	Dynatrace, Inc.(a)	37,818
163	Microsoft Corp.	36,254
141	NVIDIA Corp.	73,630
139	Okta, Inc. (a)	35,342
687	Sailpoint Technologies Holdings, Inc.(a)	36,576
67	ServiceNow, Inc.(a)	36,879
104	Twilio, Inc.(a)	35,204
133	Ubiquiti, Inc.	37,042
318	Universal Display Corp.	73,076
170	Visa, Inc.	37,184
1,046	Xilinx, Inc.	148,292
207	Zoom Video Communications, Inc.(a)	69,826
		955,220
Real Estate — 2.0%
2,424	Brookfield Property REIT, Inc.	36,215
2,537	Douglas Emmett, Inc.	74,029
439	Simon Property Group, Inc.	37,438
		147,682
Total Common Stocks (Cost $3,586,154)		3,678,563

Exchange-Traded Funds — 41.0%
5,771	Cambria Tail Risk ETF	118,767
932	iShares 20+ Year Treasury Bond ETF	147,004
2,205	iShares 3-7 Year Treasury Bond ETF	293,221
2,446	iShares 7-10 Year Treasury Bond ETF	293,398
1,371	iShares Core S&P Small-Cap ETF	125,995
3,409	iShares MSCI USA Min Vol Factor ETF	231,403
2,222	iShares MSCI USA Value Factor ETF	193,114
987	iShares S&P 500 Value ETF	126,356
12,795	John Hancock Multifactor Emerging Markets ETF	373,614
12,562	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	340,691
7,597	ProShares VIX Short-Term Futures ETF	104,383
523	SPDR Dow Jones Industrial Average ETF Trust	159,928
1,360	SPDR S&P 500 ETF Trust	508,477

Portfolio of Investments

December 31, 2020

Trend Aggregation Growth ETF

(Unaudited)

Shares	Fair Value ($)
Exchange-Traded Funds — 41.0% (continued)
3,016,351
Total Exchange-Traded Funds (Cost $2,974,334)	3,016,351

Total Investments — 90.9%
(Cost $6,560,488)	6,694,914
Other Assets in Excess of Liabilities — 9.1%	667,298
Net Assets — 100.0%	$7,362,212

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT —	Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

(a) Non-income producing security

Portfolio of Investments

December 31, 2020

Trend Aggregation Conservative ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	2.6
Consumer Discretionary	2.6
Consumer Staples	6.2
Energy	2.0
Financials	2.1
Health Care	3.6
Industrials	4.6
Information Technology	2.6
Real Estate	4.1
Utilities	0.5
Exchange-Traded Funds	69.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Communication Services — 2.5%
46	Alphabet, Inc.(a)	80,586
13,524	Sirius XM Holdings, Inc.	86,148
659	T-Mobile US, Inc.(a)	88,866
1,411	Verizon Communications, Inc.	82,896
481	Walt Disney Co. (The)(a)	87,148
		425,644
Consumer Discretionary — 2.5%
27	Amazon.com, Inc.(a)	87,937
41	Booking Holdings, Inc.(a)	91,318
870	CarMax, Inc.(a)	82,180
2,553	Gentex Corp.	86,623
183	O'Reilly Automotive, Inc.(a)	82,821
		430,879
Consumer Staples — 6.0%
1,577	Coca-Cola Co. (The)	86,482
3,612	Hormel Foods Corp.	168,355
579	PepsiCo, Inc.	85,866
3,528	Sysco Corp.	261,989
614	The Procter & Gamble Co.	85,432
4,300	Walgreens Boots Alliance, Inc.	171,484
1,150	Walmart, Inc.	165,773
		1,025,381
Energy — 1.9%
1,996	Chevron Corp.	168,562
3,994	Exxon Mobil Corp.	164,633
		333,195
Financials — 2.1%
1,303	Eaton Vance Corp.	88,513
308	Moody's Corp.	89,394
1,149	T. Rowe Price Group, Inc.	173,947
		351,854
Health Care — 3.5%
825	AbbVie, Inc.	88,399
3,167	Cardinal Health, Inc.	169,625
1,030	Encompass Health Corp.	85,171
565	Johnson & Johnson	88,920
708	Quest Diagnostics, Inc.	84,372
454	STERIS PLC	86,051

Portfolio of Investments

December 31, 2020

Trend Aggregation Conservative ETF

(Unaudited)

Shares		Fair Value ($)
Common Stocks (continued)
Health Care — 3.5% (continued)
		602,538
Industrials — 4.5%
715	AMETEK, Inc.	86,472
4,497	Carrier Global Corp.	169,627
93	CoStar Group, Inc.(a)	85,958
529	Hubbell, Inc.	82,942
999	MSC Industrial Direct Co., Inc.	84,306
1,317	Robert Half International, Inc.	82,286
207	Roper Technologies, Inc.	89,236
501	Snap-on, Inc.	85,741
		766,568
Information Technology — 2.5%
659	Amphenol Corp.	86,177
252	Mastercard, Inc.	89,949
387	Microsoft Corp.	86,077
505	Motorola Solutions, Inc.	85,880
399	Visa, Inc.	87,273
		435,356
Real Estate — 3.9%
354	American Tower Corp.	79,459
538	AvalonBay Communities, Inc.	86,311
2,883	Douglas Emmett, Inc.	84,126
363	Essex Property Trust, Inc.	86,183
1,932	Federal Realty Investment Trust	164,453
287	SBA Communications Corp.	80,971
2,282	UDR, Inc.	87,697
		669,200
Utilities — 0.5%
3,166	PPL Corp.	89,281
Total Common Stocks (Cost $5,046,617)		5,129,896

Exchange-Traded Funds — 67.0%
13,426	Cambria Tail Risk ETF	276,307
4,442	Invesco QQQ Trust Series 1	1,393,632
13,696	iShares 1-3 Year Treasury Bond ETF	1,183,060
4,367	iShares 20+ Year Treasury Bond ETF	688,807
10,201	iShares 3-7 Year Treasury Bond ETF	1,356,529
11,317	iShares 7-10 Year Treasury Bond ETF	1,357,474
15,212	iShares MSCI EAFE ETF	1,109,868
19,976	iShares MSCI Emerging Markets ETF	1,032,160
2,060	iShares Russell 2000 ETF	403,884
18,230	ProShares VIX Short-Term Futures ETF	250,480
6,504	SPDR S&P 500 ETF Trust	2,431,716
		11,483,917
Total Exchange-Traded Funds (Cost $11,364,194)		11,483,917

Total Investments — 96.9%
(Cost $16,410,811)		16,613,813
Other Assets in Excess of Liabilities — 3.1%		536,807
Net Assets — 100.0%		$17,150,620

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
PLC — Public Liability Company
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

(a) Non-income producing security